Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

TheMaven, Inc. (the “Maven” or “Company”), was incorporated in Delaware on October 1, 1990. On October 11, 2016, the predecessor entity now known as Maven exchanged its shares with another entity that was incorporated in Delaware on July 22, 2016. On November 4, 2016, these entities consummated a recapitalization. This resulted in Maven becoming the parent entity, and the other Delaware entity becoming the wholly owned subsidiary. On December 19, 2019, the Company’s wholly owned subsidiaries Maven Coalition, Inc., and HubPages, Inc., a Delaware corporation that was acquired by the Company in a merger during 2018 (“HubPages”), were merged into another of the Company’s wholly owned subsidiaries, Say Media, Inc., a Delaware corporation that was acquired by the Company in a merger during 2018 (“Say Media”), with Say Media as the surviving corporation. On January 6, 2020, Say Media changed its name to Maven Coalition, Inc. (“Coalition”). As of December 31, 2020, the Company’s wholly owned subsidiaries consist of Coalition, Maven Media Brands, LLC (“Maven Media” formed during 2019 as a wholly owned subsidiary of Maven) and TheStreet, Inc. (“TheStreet” acquired by the Company in a merger during 2019 as further described in Note 3).

Unless the context indicates otherwise, Maven, Coalition, and TheStreet, are together hereinafter referred to as the “Company.”

Business Operations

The Company operates a best-in-class technology platform empowering premium publishers who impact, inform, educate and entertain. The Company operates a significant portion of the media businesses for Sports Illustrated (as defined below), own and operate TheStreet, Inc. (the “TheStreet”), and power more than 200 independent brands. The Maven technology platform (the “Maven Platform”) provides digital publishing, distribution, and monetization capabilities for the Sports Illustrated and TheStreet businesses as well as a coalition of independent, professionally managed, online media publishers (each a “Publisher Partner”). Each Publisher Partner joins the media-coalition by invitation-only and is drawn from premium media brands and independent publishing businesses. Publisher Partners publish content and oversee an online community for their respective sites, leveraging our proprietary technology platform to engage the collective audiences within a single network. Generally, Publisher Partners are independently owned, strategic partners who receive a share of revenue from the interaction with their content. When they join, the Company believes Publisher Partners will benefit from the proprietary technology of the Maven Platform, techniques and relationships. Advertising revenue may improve due to the scale we have achieved by combining all Publisher Partners onto a single platform and a large and experienced sales organization. They may also benefit from our membership marketing and management systems, which we believe will enhance their revenue. Additionally, the Company believes the lead brand within each vertical creates a halo benefit for all Publisher Partners in the vertical while each of them adds to the breadth and quality of content. While they benefit from these critical performance improvements they also may save substantially in costs of technology, infrastructure, advertising sales, and member marketing and management.

The Company’s growth strategy is to continue to expand the coalition by adding new Publisher Partners in key verticals that management believes will expand the scale of unique users interacting on the Company’s technology platform. In each vertical, the Company seeks to build around a leading brand, such as Sports Illustrated (for sports) and TheStreet (for finance), surround it with subcategory publisher specialists, and further enhance coverage with individual expert contributors. The primary means of expansion is adding independent Publisher Partners and/or acquiring publishers that have premium branded content and can broaden the reach and impact of the Company’s technology platform.

In June 2019, the Company entered into a licensing agreement (the “Initial Licensing Agreement”) with ABG-SI LLC (“ABG”), as amended by Amendment No. 1 to Licensing Agreement, dated September 1, 2019 (the “First Amendment”), Amendment No. 2 to Licensing Agreement, dated April 1, 2020 (the “Second Amendment”), and Amendment No. 3 to Licensing Agreement, dated July 28, 2020 (the “Third Agreement” and, together with the Initial Licensing Agreement, First Amendment, and Second Amendment, the “Sports Illustrated Licensing Agreement”) to license certain Sports Illustrated (“Sports Illustrated”) brands as part of its growth strategy. In August 2019, the Company acquired TheStreet. For addition information, see Note 3.

The Company’s common stock is quoted on the OTC Markets Group Inc.’s Pink Open Market under the symbol “MVEN”.

Seasonality

The Company experiences typical media company advertising and membership sales seasonality, which is strong in the fiscal fourth quarter and slower in the fiscal first quarter.

Going Concern

The Company performed an annual reporting period going concern assessment. Management is required to assess its ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments that might be necessary if it is unable to continue as a going concern.

The Company has a history of recurring losses. The Company’s recurring losses from operations and net capital deficiency have been evaluated by management to determine if the significance of those conditions or events would limit its ability to meet its obligations when due. The operating loss realized in fiscal 2020 was primarily a result of the impact on our business from the COVID-19 pandemic and the related shut down of most professional and collegiate sports, which reduced user traffic and advertising revenue. The operating loss realized in fiscal 2019 was primarily a result of a marketing investment in customer growth, together with investment in people and technology as we continued to expand our operations, and operations rapidly expanding during fiscal 2019 with the TheStreet Merger and the Sports Illustrated Licensing Agreement.

As reflected in these consolidated financial statements, the Company had revenues of $128,032,397 for the year ended December 31, 2020, and experienced recurring net losses from operations, negative working capital, and negative operating cash flows. During the year ended December 31, 2020, the Company incurred a net loss attributable to common stockholders of $104,874,558, utilized cash in operating activities of $32,294,587, and as of December 31, 2020, had an accumulated deficit of $162,273,286. The Company has financed its working capital requirements since inception through the issuance of debt and equity securities.

The negative impact from the COVID-19 pandemic during 2021 has been to a lesser extent than in 2020. Beginning in 2021, restrictions on non-essential work activity have begun to lift and sporting and other events have begun to be held, with attendance closer to pre-pandemic levels, which has resulted in an increase in traffic to the Maven Platform and, thereby an increase in advertising revenue. The ultimate extent of the impact on our operational and financial performance will depend on future developments, including the duration and spread of the COVID-19 pandemic, whether related group gathering and sports event advisories and restrictions will be put in place again, and the extent and effectiveness of containment and other actions taken, including the percentage of the population that receives COVID-19 vaccinations, all of which remain uncertain at the time of issuance of our accompanying consolidated financial statements.

Management has evaluated whether relevant conditions or events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern. Substantial doubt exists when conditions and events, considered in the aggregate, indicate it is probable that a company will not be able to meet its obligations as they become due within one year after the issuance date of its financial statements. Management’s assessment is based on the relevant conditions that are known or reasonably knowable as of the date these consolidated financial statements were issued or were available to be issued.

Management’s assessment of the Company’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. The factors that the Company considered important in its going concern analysis, include, but are not limited to, the Company’s fiscal 2021 cash flow forecast and its fiscal 2021 operating budget. Management also considered the Company’s implementation of additional measures, if required, related to potential revenue and earnings declines from COVID-19. These factors consider information including, but not limited to, the Company’s financial condition, liquidity sources, obligations due within one year after the issuance date of these consolidated financial statements, the funds necessary to maintain operations and financial conditions, including negative financial trends or other indicators of possible financial difficulty.

In particular, the Company’s plan for the: (1) 2021 cash flow forecast, considered the use of its working capital line with FastPay (as described in Note 14) to fund changes in working capital, under which the Company has available credit of approximately $8.5 million as of the issuance date of these consolidated financial statements for the year ended December 31, 2020, and that the Company does not anticipate the need for any further borrowings that are subject to the approval of the holders of the Term Note (as described in Note 19) under which the Company may be permitted to borrow up to an additional $5.0 million; and (2) 2021 operating budget, considered that approximately fifty-eight percent of the Company’s revenue is from recurring subscriptions, generally paid in advance, and that digital subscription revenue, that accounts for approximately thirty percent of subscription revenue, grew approximately thirty percent in 2020 demonstrating the strength of its premium brand, and the plan to continue to grow its subscription revenue from its acquisition of TheStreet in 2019 (as described in Note 3) and to grow premium digital subscriptions from its Sports Illustrated Licensed Brands (as described in Note 3), in which were launched in February 2021.

The Company has considered both quantitative and qualitative factors as part of the assessment that are known or reasonably knowable as of the date these consolidated financial statements were issued or were available to be issued and concluded that conditions and events considered in the aggregate, do not raise substantial doubt about the Company’s ability to continue as a going concern for a one-year period following the financial statement issuance date.

Reclassifications

Certain comparative amounts as of and for the year ended December 31, 2019 have been reclassified to conform to the current period’s presentation. These reclassifications were immaterial, both individually and in the aggregate. These changes did not impact previously reported loss from operations or net loss.